UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Margaret A. Schouten
Title: Vice President and Assistant Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Margaret A. Schouten   Camarillo, CA                  May 8, 2006
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:       482114
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Allied Capital		COM	01903q108	26113	853353	SOLE
American States Water	COM	29899101	13978	374154	SOLE
Atmos Energy		COM	49560105	28919	1098310	SOLE
Cedar Fair		LTD PART150185106	7582	259210	SOLE
Dentsply International	COM	249030107	6859	117960	SOLE
Entertainment Ppty B	PFD	29380t303	3838	157300	SOLE
Entertainment PropertiesCOM	29380t105	29199	695535	SOLE
Family Dollar Store	COM	307000109	22773	856120	SOLE
GATX			COM	361448103	19439	470784	SOLE
HRPT Properties		COM	40426w101	31453	2679143	SOLE
Health Care Property 	COM	421915109	20628	726337	SOLE
Health Care REIT	COM	42217k106	14677	385230	SOLE
Heartland Express	COM	422347104	865	39700	SOLE
Investors Financial	COM	461915100	28801	614480	SOLE
NBTY 			COM	628782104	22248	987925	SOLE
Pacific Capital Bancorp	COM	69404p101	25953	766940	SOLE
Pentair			COM	709631105	11807	289750	SOLE
Plum Creek Timber	COM	729251108	12805	346731	SOLE
Sonoco 			COM	835495102	24142	712795	SOLE
Total System Services	COM	891906109	5701	286200	SOLE
Trustmark 		COM	898402102	26401	834410	SOLE
Trustreet Properties	COM	898404108	29473	1940290	SOLE
United Dominion Realty	COM	910197102	10186	356895	SOLE
Washington REIT		COM	939653101	20190	555893	SOLE
Weingarten Realty 	COM	948741103	4531	111200	SOLE
Western Commrcl Bank	COM	958022105	2082	173500	SOLE
iStar Financial		COM	45031u101	31471	822119	SOLE